Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of net pretax benefits (charges), incurred by segment
A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

	Pretax Benefit (Charge)
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Year ended December 31, 2014
Restructuring charges	$(1)	$—	$(2)	$(14)	$(17)
Restructuring accrual reversals	1	1	—	2	4
Restructuring, net	$—	$1	$(2)	$(12)	$(13)

Year ended December 31, 2013
Restructuring charges	$(16)	$(6)	$(6)	$(26)	$(54)
Restructuring accrual reversals	2	2	—	2	6
Restructuring, net	$(14)	$(4)	$(6)	$(24)	$(48)

Year ended December 31, 2012
Restructuring charges	$(16)	$(10)	$—	$(2)	$(28)
Restructuring accrual reversals	2	2	1	—	5
Restructuring, net	$(14)	$(8)	$1	$(2)	$(23)

Summary of utilization of restructuring accruals
The following table summarizes the Company’s utilization of restructuring accruals for the years ended December 31, 2013 and 2014:

	Employee	Facility Closure
(in millions)	Severance	and Other
Remaining accrual as of January 1, 2013	$13	$—
Expense provision	54	—
Cash payments and other	(40)	—
Changes in estimates	(6)	—
Remaining accrual as of December 31, 2013	21	—
Expense provision	16	1
Cash payments and other	(21)	—
Changes in estimates	(4)	—
Remaining accrual as of December 31, 2014	$12	$1